Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Real estate investments:
Land and improvements	$ 3,917,564	$ 3,840,415	$ 3,805,685
Buildings and improvements	9,734,880	9,506,402	9,373,309
Intangible lease assets	569,287	588,635	615,327
Total real estate investments	14,221,731	13,935,452	13,794,321
Less accumulated depreciation and amortization	(1,485,707)	(1,083,693)	(531,351)
Real estate investments, net	12,736,024	12,851,759	13,262,970
Real estate investments held for sale, net	27,856
Operating ground lease assets	53,897	57,245	52,068
Loans and financing receivables, net	2,682,685	1,964,710	1,103,931
Net investments	15,500,462	14,850,036	14,418,969
Cash and cash equivalents	163,497	162,188	239,477
Other assets, net	149,474	150,349	90,041
Total assets	15,813,433	15,162,573	14,748,487
Liabilities:
Credit facility	373,600	375,000	375,000
Unsecured notes and term loans payable, net	3,339,744	2,977,100	2,839,708
Non-recourse debt obligations of consolidated special purpose entities, net	3,198,957	2,831,007	2,568,474
Intangible lease liabilities, net	115,733	125,095	140,516
Operating lease liabilities	49,788	54,501	49,481
Accrued expenses, deferred revenue and other liabilities	311,708	215,101	176,110
Total liabilities	7,389,530	6,577,804	6,149,289
Equity:
Members' equity	8,321,559	8,571,554	8,730,569
Accumulated deficit	97,772	(15,406)	(138,599)
Accumulated other comprehensive income (loss)	(8,755)	20,497	(816)
Total members' equity	8,410,576	8,576,645	8,591,154
Noncontrolling interest	13,327	8,124	8,044
Total equity	8,423,903	8,584,769	8,599,198
Total liabilities and equity	$ 15,813,433	15,162,573	$ 14,748,487
Parent Company [Member]
Real estate investments:
Intangible lease assets		588,635
Loans and financing receivables, net		1,941,032
Net investments		14,873,714
Other assets, net		$ 126,671